CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 138,707	$ 106,270
Trade receivables (net of allowance for doubtful accounts of $1,179 and $1,283 at December 31, 2017 and 2016, respectively)		73,267	63,072
Other accounts receivable and prepaid expenses		33,053	39,484
Inventories		132,940	101,474
Total current assets		377,967	310,300
Long-term assets:
Severance pay fund		3,887	3,403
Other long-term receivables		8,502	5,068
Deferred tax assets, net		3,965	444
Long-term deposits and prepaid expenses		2,743	2,465
Property, plant and equipment, net		216,653	222,818
Other intangibles assets		2,241	4,546
Goodwill		37,029	35,656
Total long-term assets		275,020	274,400
Total assets		652,987	584,700
Current liabilities:
Short-term bank credit		4,191	8,540
Trade payables		64,021	48,633
Related party and other loan	[1],[2]	3,463	3,099
Short term legal settlements and loss contingencies		25,782	7,355
Accrued expenses and other liabilities		30,000	25,710
Total current liabilities		127,457	93,337
Long-term liabilities:
Long-term loan and financing leaseback from a related party	[1]	8,336	8,070
Accrued severance pay		5,556	4,265
Long-term warranty provision		1,151	988
Long term legal settlements and loss contingencies		23,454	12,527
Deferred tax liabilities, net		657	14,921
Total long-term liabilities		39,154	40,771
Redeemable non-controlling interest		16,481	12,939
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2017 and 2016; 35,442,056 and 35,424,669 issued at December 31, 2017 and 2016; 34,338,960 and 34,321,573 shares outstanding at December 31, 2017 and 2016, respectively		371	371
Additional paid-in capital		151,880	146,536
Accumulated other comprehensive income (loss), net		683	(1,150)
Retained earnings		356,391	331,326
Treasury shares at cost - 1,103,096 ordinary shares at December 31, 2017 and 2016		(39,430)	(39,430)
Total equity		469,895	437,653
Total liabilities and equity		$ 652,987	$ 584,700

[1]	In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.09% and is subject to adjustment for increases in the Israeli consumer price index.
[2]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25%. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2017 the loan was classified to short term related party and other loan balance.